EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

20. EMPLOYEE BENEFITS

PENSION PLANS

    AIG, its subsidiaries and certain affiliated companies offer various defined benefit plans to eligible employees based on years of service.

    AIG's U.S. qualified retirement plan is a noncontributory defined benefit plan which is subject to the provisions of ERISA. U.S. salaried employees who are employed by a participating company, have attained age 21 and completed 12 months of continuous service are eligible to participate in the plan. Employees generally vest after five years of service. Unreduced benefits are paid to retirees at normal retirement (age 65) and are based upon a percentage of final average compensation multiplied by years of credited service, up to 44 years. Non-U.S. defined benefit plans are generally either based on the employee's years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service.

    AIG also sponsors several non-qualified unfunded defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by AIG's other retirement plans. These include the AIG Excess Retirement Income Plan (Excess), which provides a benefit equal to the reduction in benefits payable to certain employees under the AIG U.S. qualified retirement plan as a result of federal tax limitations on compensation and benefits payable and the Supplemental Executive Retirement Plan (Supplemental), which provides additional retirement benefits to designated executives. Under the Supplemental plan, an annual benefit accrues at a percentage of final average pay multiplied by each year of credited service, not greater than 60 percent of final average pay, reduced by any benefits from the current and any predecessor retirement plans (including the Excess Plan and any comparable plans), Social Security, if any, and from any qualified pension plan of prior employers. AIG has complied with the Special Master for TARP Executive Compensation's mandate to suspend future benefits in the non-qualified retirement plans for the Top 100 most highly compensated employees of AIG. The impact to AIG's financial statements was not significant.

    Effective April 1, 2012, the AIG Retirement and AIG Excess Plans will be converted from final average pay to cash balance formulas comprised of pay credits based on 6 percent of a plan participant's annual compensation (subject to IRS limitations for the qualified plan) and annual interest credits. However, employees satisfying certain age and service requirements remain covered under the final average pay formula in the respective plans.

POSTRETIREMENT PLANS

    AIG and its subsidiaries also provide postretirement medical care and life insurance benefits in the U.S. and in certain non-U.S. countries. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and attaining a specified age. Overseas, benefits vary by geographic location.

    U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Medical benefits are contributory, while the life insurance benefits are generally non-contributory. Retiree medical contributions vary from requiring no cost for pre-1989 retirees to requiring actual premium payments reduced by certain credits for post-1993 retirees. These contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and, Medicare coordination. Effective April 1, 2012, the retiree medical employer subsidy for the AIG Postretirement plan will be eliminated for certain employees.

The following table presents the funded status of the plans, reconciled to the amount reported in the Consolidated Balance Sheet. The measurement date for most of the non-U.S. defined benefit pension and postretirement plans is November 30, consistent with the fiscal year end of the sponsoring companies. For all other plans, measurement occurs as of December 31.

	Pension				Postretirement(a)
	Non-U.S. Plans(b)		U.S. Plans(c)		Non-U.S. Plans		U.S. Plans
As of or for the Years Ended December 31, (in millions)
	2011	2010	2011	2010	2011	2010	2011	2010

Change in projected benefit obligation:
Benefit obligation, beginning of year	$1,981	$2,313	$3,878	$3,687	$66	$106	$279	$274
Service cost	66	137	150	150	4	8	8	8
Interest cost	37	59	207	216	2	4	13	15
Actuarial (gain) loss	(7)	(6)	653	305	7	(10)	6	3
Benefits paid:
AIG assets	(26)	(52)	(8)	(10)	(1)	(1)	(7)	(13)
Plan assets	(48)	(57)	(118)	(115)	-	-	-	-
Plan amendment	(11)	-	(324)	-	-	(1)	(63)	-
Curtailments	-	-	-	(73)	-	-	-	(3)
Settlements	(56)	(28)	-	(282)	-	-	-	(5)
Foreign exchange effect	80	37	-	-	1	5	-	-
Dispositions	(888)	(736)	-	-	(30)	(45)	-	-
Acquisitions	-	329	-	-	-	-	-	-
Other	9	(15)	-	-	3	-	-	-

Projected benefit obligation, end of year	$1,137	$1,981	$4,438	$3,878	$52	$66	$236	$279

Change in plan assets:
Fair value of plan assets, beginning of year	$954	$750	$3,425	$3,362	$-	$-	$-	$-
Actual return on plan assets, net of expenses	3	(3)	125	456	-	-	-	-
AIG contributions	100	161	8	11	1	1	7	13
Benefits paid:
AIG assets	(26)	(52)	(8)	(10)	(1)	(1)	(7)	(13)
Plan assets	(48)	(57)	(118)	(115)	-	-	-	-
Settlements	(56)	(27)	-	(279)	-	-	-	-
Foreign exchange effect	45	39	-	-	-	-	-	-
Dispositions	(295)	(159)	-	-	-	-	-	-
Acquisitions	-	303	-	-	-	-	-	-
Other	6	(1)	-	-	-	-	-	-

Fair value of plan assets, end of year	$683	$954	$3,432	$3,425	$-	$-	$-	$-

Funded status, end of year	$(454)	$(1,027)	$(1,006)	$(453)	$(52)	$(66)	$(236)	$(279)

Amounts recognized in the consolidated balance sheet:

Assets	$80	$43	$-	$-	$-	$-	$-	$-

Liabilities	(534)	(1,070)	(1,006)	(453)	(52)	(66)	(236)	(279)

Total amounts recognized	$(454)	$(1,027)	$(1,006)	$(453)	$(52)	$(66)	$(236)	$(279)

Pre tax amounts recognized in Accumulated other comprehensive income (loss):

Net gain (loss)	$(272)	$(539)	$(1,550)	$(838)	$(2)	$3	$(18)	$(11)

Prior service (cost) credit	30	36	303	(13)	1	1	48	(15)

Total amounts recognized	$(242)	$(503)	$(1,247)	$(851)	$(1)	$4	$30	$(26)

(a)
AIG does not currently fund postretirement benefits.

(b)
Includes unfunded plans for which the aggregate pension benefit obligation was $267 million and $627 million at December 2011 and 2010, respectively. For 2011 and 2010, approximately 32 percent and 72 percent pertain to Japanese plans, which are not required by local regulation to be funded. The projected benefit obligation for these plans total $86 million and $454 million, respectively. The decrease is primarily attributed to the AIG Star and AIG Edison divestiture.

(c)
Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $210 million and $219 million at December 2011 and 2010, respectively.

    At December 31, 2011, the funded status for the Non-U.S. pension plans was reduced by $614 million from December 31, 2010 primarily due to the divestitures of AIG Star, AIG Edison and Nan Shan, which are included in Dispositions in the table above.

The following table presents the accumulated benefit obligations for non-U.S. and U.S. pension benefit plans:

At December 31, (in millions)	2011	2010

Non-U.S. pension benefit plans	$895	$1,720
U.S. pension benefit plans	$4,291	$3,388

Defined benefit pension plan obligations in which the projected benefit obligation was in excess of the related plan assets and the accumulated benefit obligation was in excess of the related plan assets were as follows:

	PBO Exceeds Fair Value of Plan Assets				ABO Exceeds Fair Value of Plan Assets
	Non-U.S. Plans		U.S. Plans		Non-U.S. Plans		U.S. Plans
At December 31, (in millions)
	2011	2010	2011	2010	2011	2010	2011	2010

Projected benefit obligation	$956	$1,716	$4,438	$3,878	$916	$1,594	$4,438	$219
Accumulated benefit obligation	895	1,720	4,291	3,388	864	1,496	4,291	167
Fair value of plan assets	422	646	3,432	3,425	388	612	3,432	-

The following table presents the components of net periodic benefit cost recognized in income and other amounts recognized in Accumulated other comprehensive income (loss) with respect to the defined benefit pension plans and other postretirement benefit plans:

	Pension						Postretirement
	Non-U.S. Plans			U.S. Plans			Non-U.S. Plans			U.S. Plans
(in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009

Components of net periodic benefit cost:
Service cost	$66	$137	$121	$150	$150	$155	$4	$8	$11	$8	$8	$8
Interest cost	37	59	60	207	216	219	2	4	4	13	15	16
Expected return on assets	(25)	(31)	(31)	(250)	(259)	(226)	-	-	-	-	-	-
Amortization of prior service (credit) cost	(4)	(9)	(13)	(7)	1	-	-	-	-	(2)	-	-
Amortization of net (gain) loss	15	45	41	65	57	88	-	-	1	-	(1)	1
Net curtailment (gain) loss	-	(1)	(2)	-	1	(4)	-	-	-	-	(2)	1
Net settlement (gain) loss	8	3	11	-	58	14	-	-	-	-	(6)	(8)
Other	-	2	1	-	-	-	-	-	-	-	-	-

Net periodic benefit cost	$97	$205	$188	$165	$224	$246	$6	$12	$16	$19	$14	$18

Total recognized in Accumulated other comprehensive income (loss)	$261	$167	$(134)	$(396)	$85	$492	$(6)	$16	$11	$56	$(3)	$10

Total recognized in net periodic benefit cost and other comprehensive income (loss)	$164	$(38)	$(322)	$(561)	$(139)	$246	$(12)	$4	$(5)	$37	$(17)	$(8)

    The estimated net loss and prior service credit that will be amortized from Accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $130 million and $38 million, respectively, for AIG's combined defined benefit pension plans. For the defined benefit postretirement plans, the estimated amortization from Accumulated other comprehensive income for net loss and prior service credit that will be amortized into net periodic benefit cost over the next fiscal year will be less than $11 million in the aggregate.

    The annual pension expense in 2012 for the AIG U.S. and non-U.S. defined benefit pension plans is expected to be approximately $273 million. A 100 basis point increase in the discount rate or expected long-term rate of return would decrease the 2012 expense by approximately $82 million and $40 million, respectively, with all other items remaining the same. Conversely, a 100 basis point decrease in the discount rate or expected long-term rate of return would increase the 2012 expense by approximately $87 million and $40 million, respectively, with all other items remaining the same.

ASSUMPTIONS

The following table summarizes the weighted average assumptions used to determine the benefit obligations:

	Pension		Postretirement
	Non-U.S. Plans(a)	U.S. Plans(b)	Non-U.S. Plans(a)	U.S. Plans(b)

December 31, 2011
Discount rate	3.02%	4.62%	4.19%	4.51%
Rate of compensation increase	2.94%	4.00%	3.61%	N/A%

December 31, 2010
Discount rate	2.25%	5.50%	4.00%	5.25%
Rate of compensation increase	3.00%	4.00%	3.00%	N/A%

(a)
The non-U.S. plans reflect those assumptions that were most appropriate for the local economic environments of each of the subsidiaries providing such benefits.

(b)
Due to plan amendments effective in 2012, the AIG Retirement, Excess and Postretirement Plans were remeasured at September 30, 2011 using the following discount rates 4.5, 4.25 and 4.5 percents, respectively,

The following table summarizes assumed health care cost trend rates for the U.S. plans:

At December 31,	2011		2010

Following year:
Medical (before age 65)	7.59%		7.75%
Medical (age 65 and older)	6.88%		7.00%

Ultimate rate to which cost increase is assumed to decline	4.50%		4.50%

Year in which the ultimate trend rate is reached:
Medical (before age 65)	2027	*	2027
Medical (age 65 and older)	2027	*	2027

*
Increase in ultimate trend rate is based on the current expectation of future increases in medical and prescription drug costs.

A one percent point change in the assumed healthcare cost trend rate would have the following effect on AIG's postretirement benefit obligations:

	One Percent Increase		One Percent Decrease
At December 31, (in millions)
	2011	2010	2011	2010

Non-U.S. plans	$11	$8	$(8)	$(6)
U.S. plans	$3	$4	$(3)	$(3)

    AIG's postretirement plans provide benefits primarily in the form of defined employer contributions rather than defined employer benefits. Changes in the assumed healthcare cost trend rate are subject to caps for U.S. plans. AIG's non-U.S. postretirement plans are not subject to caps.

The following table presents the weighted average assumptions used to determine the net periodic benefit costs:

	Pension
				Postretirement
		U.S. Plans
At December 31,	Non-U.S. Plans(a)			Non-U.S. Plans(a)	U.S. Plans

2011
Discount rate	2.25%	5.50	(b)%	4.00%	5.25(c)%
Rate of compensation increase	3.00%	4.00%		3.00%	N/A
Expected return on assets	3.14%	7.50%		N/A	N/A
2010
Discount rate	2.75%	6.00%		3.75%	5.75%
Rate of compensation increase	3.50%	4.00%		3.75%	N/A
Expected return on assets	3.75%	7.75%		N/A	N/A
2009
Discount rate	3.00%	6.00%		3.50%	6.00%
Rate of compensation increase	3.50%	4.25%		3.25%	N/A
Expected return on assets	4.75%	7.75%		N/A	N/A

(a)
The non-U.S. plans reflect those assumptions that were most appropriate for the local economic environments of the subsidiaries providing such benefits.

(b)
As a result of plan amendments effective April 1, 2012, the AIG Retirement and AIG Excess Plans were remeasured utilizing a discount rate of 4.5 and 4.25 percent, respectively at September 30, 2011.

(c)
As a result of a plan amendment effective April 1, 2012, the AIG Postretirement Plan was remeasured utilizing a discount rate of 4.5 percent at September 30, 2011.

Discount Rate Methodology

    The projected benefit cash flows under the U.S. AIG Retirement plan were discounted using the spot rates derived from the Mercer Pension Discount Yield Curve at December 31, 2011 and the Citigroup Pension Discount Curve rounded to the nearest 25 basis points at December 31, 2010, which resulted in a single discount rate that would produce the same liability at the respective measurement dates. The discount rates were 4.62 percent at December 31, 2011 and 5.5 percent at December 31, 2010. Each methodology was consistently applied for the respective years in determining the discount rates for the other U.S. plans.

    In general, the discount rates for non-U.S. pension plans were developed based on the duration of liabilities on a plan by plan basis and were selected by reference to high quality corporate bonds in developed markets or local government bonds where developed markets are not as robust or nonexistent.

    The projected benefit obligation for Japan represents approximately 62 and 76 percent of the total projected benefit obligations for AIG's non-U.S. pension plans at December 31, 2011 and 2010, respectively. The weighted average discount rate of 1.70 and 1.50 percent for Japan was selected by reference to the AA rated corporate bonds reported by Rating and Investment Information, Inc. in 2011 and Moody's/S&P in 2010 based on the duration of the plans' liabilities.

Plan Assets

    The investment strategy with respect to assets relating to AIG's U.S. and non-U.S. pension plans is designed to achieve investment returns that will (a) provide for the benefit obligations of the plans over the long term; (b) limit the risk of short-term funding shortfalls; and (c) maintain liquidity sufficient to address cash needs. Accordingly, the asset allocation strategy is designed to maximize the investment rate of return while managing various risk factors, including but not limited to, volatility relative to the benefit obligations, diversification and concentration, and the risk and rewards profile indigenous to each asset class.

    There were no shares of AIG Common Stock included in the U.S. and non-U.S. pension plans assets at December 31, 2011 or 2010.

U.S. Pension Plans

    The long-term strategic asset allocation is reviewed and revised approximately every three years. The plans' assets are monitored by the investment committee of AIG's Retirement Board and the investment managers, which can entail allocating the plans assets among approved asset classes within pre-approved ranges permitted by the strategic allocation.

The following table presents the asset allocation percentage by major asset class for U.S. pension plans and the target allocation:

At December 31,	Target 2012	Actual 2011	Actual 2010

Asset class:
Equity securities	45%	52%	60%
Fixed maturity securities	30%	30%	22%
Other investments	25%	18%	18%

Total	100%	100%	100%

    The expected long-term rate of return for the plan was 7.5 and 7.75 percent for 2011 and 2010, respectively. The expected rate of return is an aggregation of expected returns within each asset class category. The expected asset return and any contributions made by AIG together are expected to maintain the plans' ability to meet all required benefit obligations. The expected asset return with respect to each asset class was developed based on a building block approach that considers historical returns, current market conditions, asset volatility and the expectations for future market returns. While the assessment of the expected rate of return is long-term and thus not expected to change annually, significant changes in investment strategy or economic conditions may warrant such a change. The expected asset return and any contributions made by AIG together are expected to maintain the plan's ability to meet all required benefit obligations.

Non-U.S. Pension Plans

    The assets of the non-U.S. pension plans are held in various trusts in multiple countries and are invested primarily in equities and fixed maturity securities to maximize the long-term return on assets for a given level of risk.

The following table presents the asset allocation percentage by major asset class for Non-U.S. pension plans and the target allocation:

At December 31,	Target 2012	Actual 2011	Actual 2010

Asset class:
Equity securities	36%	38%	57%
Fixed maturity securities	41%	39%	28%
Other investments	12%	6%	10%
Cash and cash equivalents	11%	17%	5%

Total	100%	100%	100%

    The expected weighted average long-term rates of return for the non-U.S. pension plans was 3.14 and 3.75 percent for the years ended December 31, 2011 and 2010, respectively. The expected rate of return for each country is an aggregation of expected returns within each asset class for such country. For each country, the return with respect to each asset class was developed based on a building block approach that considers historical returns, current market conditions, asset volatility and the expectations for future market returns. While the assessment of the expected rate of return is long-term and not expected to change annually, significant changes in investment strategy or economic conditions may warrant such a change. The expected asset return and any contributions made by AIG together are expected to maintain the plan's ability to meet all required benefit obligations.

ASSETS MEASURED AT FAIR VALUE

    AIG is required to disclose the level of the fair value measurement of its plan assets. The inputs and methodology used in determining the fair value of the plan assets are consistent with those used by AIG to measure its assets as noted in Note 6 herein.

The following table presents information about AIG's plan assets based on the level within the fair value hierarchy in which the fair value measurement falls:

	Non-U.S. Plans				U.S. Plans
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

At December 31, 2011
Assets:
Cash & cash equivalents	$114	$-	$-	$114	$9	$-	$-	$9
Equity securities:
U.S.(a)	19	-	-	19	1,449	13	-	1,462
International(b)	242	1	-	243	305	16	-	321
Fixed maturity securities:
U.S. investment grade(c)	-	-	-	-	-	794	1	795
International investment grade(c)	-	139	-	139	-	-	-	-
U.S. and international high yield(d)	-	88	-	88	-	104	-	104
Mortgage and other asset-backed securities(e)	-	-	-	-	-	80	36	116
Other fixed maturity securities	-	40	1	41	-	-	-	-
Other investment types:
Hedge funds(f)	-	-	-	-	-	345	-	345
Commodities	-	-	-	-	-	26	-	26
Private equity(g)	-	-	-	-	-	-	223	223
Insurance contracts	-	-	39	39	-	31	-	31

Total	$375	$268	$40	$683	$1,763	$1,409	$260	$3,432

At December 31, 2010
Assets:
Cash & cash equivalents	$41	$3	$-	$44	$37	$-	$-	$37
Equity securities:
U.S.(a)	24	-	-	24	1,731	13	-	1,744
International(b)	407	112	-	519	278	18	-	296
Fixed maturity securities:
U.S. investment grade(c)	-	10	-	10	-	478	1	479
International investment grade(c)	8	219	-	227	-	-	-	-
U.S. and international high yield(d)	-	32	-	32	-	153	-	153
Mortgage and other asset-backed securities(e)	-	-	-	-	-	44	80	124
Other investment types:
Hedge funds(f)	-	-	-	-	-	332	-	332
Commodities	-	-	-	-	-	19	-	19
Private equity(g)	-	-	-	-	-	-	209	209
Insurance contracts	-	64	34	98	-	32	-	32

Total	$480	$440	$34	$954	$2,046	$1,089	$290	$3,425

(a)
Includes index funds that primarily track several indices including S&P 500 and S&P 600 in addition to other actively managed accounts, comprised of investments in large cap companies.

(b)
Includes investments in companies in emerging and developed markets.

(c)
Represents investments in U.S. and non-U.S. government issued bonds, U.S. government agency or sponsored agency bonds, and investment grade corporate bonds.

(d)
Consists primarily of investments in securities or debt obligations that have a rating below investment grade.

(e)
Comprised primarily of investments that are guaranteed by a U.S. government agency.

(f)
Includes funds comprised of macro, event driven, long/short equity, and controlled risk hedge fund strategies and a separately managed controlled risk strategy.

(g)
Includes funds that are diverse by geography, investment strategy, and sector.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. Based on AIG's investment strategy, AIG has no significant concentrations of risks.

    The U.S. pension plan holds a group annuity contract with US Life, an AIG subsidiary, which totaled $31 million and $32 million at December 31, 2011 and 2010, respectively.

    The non-U.S. pension plans held an insurance contract with AIG Star, a former AIG subsidiary, which totaled $64 million at December 31, 2010.

Changes in Level 3 fair value measurements

The following table presents changes in AIG's non-U.S. and U.S. Level 3 plan assets measured at fair value:

At December 31, 2011 (in millions)	Balance Beginning of year	Net Realized and Unrealized Gains (Losses)	Purchases	Sales	Issuances	Settlements	Transfers In	Transfers Out	Balance at End of year	Changes in Unrealized Gains (Losses) on Instruments Held at End of year

Non-U.S. Plan Assets:
Other fixed income securities	$-	$-	$1	$-	$-	$-	$-	$-	$1	$-
Insurance contracts	34	3	2	-	-	-	-	-	39	-

Total	$34	$3	$3	$-	$-	$-	$-	$-	$40	$-

U.S. Plan Assets:
Fixed maturity
U.S. investment grade	$1	$-	$-	$-	$-	$-	$-	$-	$1	$-
U.S. and international high yield	-	-	-	-	-	(1)	1	-	-	1
Mortgage and other asset-backed securities	80	1	34	(79)	-	(1)	4	(3)	36	13
Private equity	209	5	30	(20)	-	(1)	-	-	223	(23)

Total	$290	$6	$64	$(99)	$-	$(3)	$5	$(3)	$260	$(9)

(in millions)	Balance Beginning of year	Net Realized and Unrealized Gains (Losses)	Purchases, Sales, Issuances and Settlements-Net	Transfers In (Out)	Balance at End of year	Changes in Unrealized Losses on Instruments Held at End of year

At December 31, 2010
Non-U.S. Plan Assets:
Real estate	$19	$-	$-	$(19)	$-	$-
Private equity	21	-	-	(21)	-	-
Insurance contracts	29	3	2	-	34	-

Total	$69	$3	$2	$(40)	$34	$-

U.S. Plan Assets:
Fixed maturity
U.S. investment grade	$1	$-	$-	$-	$1	$-
U.S. and international high yield	1	-	-	(1)	-	(1)
Mortgage and other asset-backed securities	52	7	24	(3)	80	(14)
Private equity	175	17	17	-	209	-

Total	$229	$24	$41	$(4)	$290	$(15)

Transfers of Level 1 and Level 2 Assets and Liabilities

    AIG's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. AIG had no significant transfers between Level 1 and Level 2 during the twelve months ended December 31, 2011.

Transfers of Level 3 Assets

    During the year ended December 31, 2011, transfers into Level 3 included certain corporate high yield and mortgage backed securities. The transfers into Level 3 related to investments in certain corporate high yield and mortgage backed securities were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types.

EXPECTED CASH FLOWS

    Funding for the U.S. pension plan ranges from the minimum amount required by ERISA to the maximum amount that would be deductible for U.S. tax purposes. Contributed amounts in excess of the minimum amounts are deemed voluntary. Amounts in excess of the maximum amount would be subject to an excise tax and may not be deductible under the Internal Revenue Code. There are no minimum required cash contributions for the AIG Retirement Plan in 2012. Supplemental, Excess and postretirement plan payments are deductible when paid.

    AIG's annual pension contribution in 2012 is expected to be approximately $91 million for its non-U.S. and U.S. non-qualified plans. No contributions to the AIG Retirement Plan are currently anticipated. These estimates are subject to change, since contribution decisions are affected by various factors including AIG's liquidity, market performance and management's discretion.

The expected future benefit payments, net of participants' contributions, with respect to the defined benefit pension plans and other postretirement benefit plans, are as follows:

	Pension		Postretirement
(in millions)	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans

2012	$45	$276	$1	$16
2013	43	292	1	16
2014	44	298	1	17
2015	42	304	1	17
2016	45	311	1	18
2017 - 2021	266	1,654	8	104

DEFINED CONTRIBUTION PLANS

    In addition to several small defined contribution plans, AIG sponsors a voluntary savings plan for U.S. employees which provides for salary reduction contributions by employees and matching U.S. contributions by AIG of up to seven percent of annual salary depending on the employees' years of service subject to certain compensation limits. Pre-tax expense associated with this plan was $99 million, $103 million and $100 million in 2011, 2010 and 2009, respectively.

    Effective January 1, 2012, the plan was amended to change the company matching contribution to 100% of the first six percent of participant contributions and to allow all employees to contribute up to the annual IRS contribution maximum of $17,000.